October 15, 2009 VIA EDGAR	Stuart Fross +1 617 526 6792(t) +1 617 526 5000(f) stuart.fross@wilmerhale.com

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                               Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A for

Pax World Funds Series Trust I (the “Trust”) (File Nos. 002-38679; 811-02064)

Ladies and Gentlemen:

Attached hereto for filing on behalf of the Trust pursuant to: (i) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a)(2) thereunder; (ii) the Investment Company Act of 1940, as amended (the “1940 Act”); and (iii) Rule 101(a) of Regulation S-T, is post-effective amendment No. 59 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The Amendment is intended to become effective on December 30, 2009.

The Amendment has been manually signed by the Trust, as required by Section 8(b) of the 1940 Act.  Pursuant to Rule 302 under Regulation S-T, the Trust will retain the manually executed copy of the Amendment.  The electronic copy of the Amendment contains conformed signatures.

The Amendment is being filed to register the ESG Managers Aggressive Growth Portfolio, the ESG Managers Growth Portfolio, the ESG Managers Moderate Portfolio and the ESG Managers Conservative Portfolio (the “New Portfolios”) as new series of the Trust.  The Amendment contains: (i) a combined prospectus for the Class A, Class C and Institutional Class shares of the New Portfolios; (ii) a combined statement of additional information for the Class A, Class C and Institutional Class shares of the New Portfolios; (iii) Part C; and (iv) exhibits with respect to the New Portfolios.

If you have any questions or comments concerning the Amendment, please contact me at (617) 526-6792.

Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109

Beijing   Berlin   Boston   Brussels   Frankfurt   London   Los Angeles   New York   Oxford   Palo Alto   Waltham   Washington

Very truly yours,

/s/ Stuart E. Fross
Stuart E. Fross

Attachments

cc:           John Boese